Reinsurance - Effects Of Reinsurance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Premiums and other considerations:
Premiums and other considerations, Direct	$ 5,216.5	$ 4,869.7	$ 6,050.4
Premiums and other considerations, Assumed	503.5	494.3	439.5
Premiums and other considerations, Ceded	(455.7)	(650.0)	(609.1)
Net premiums and other considerations	5,264.3	4,714.0	5,880.8
Benefits, claims and settlement expenses:
Benefits, claims and settlement expenses, Direct	6,448.3	6,351.5	7,615.8
Benefits, claims and settlement expenses, Assumed	775.0	796.1	746.4
Benefits, claims and settlement expenses, Ceded	(1,572.6)	(665.0)	(524.7)
Net benefits, claims and settlement expenses	$ 5,650.7	$ 6,482.6	$ 7,837.5